Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitments And Contingencies Disclosure [Line Items]
Lease extended					The Company currently leases laboratory and office space in Cambridge, MA. The Company also leases a vivarium and storage space in Cambridge, MA which was extended in June 2019 through January 2021
Lease expiration date			Jan. 31, 2021
Rental expense	$ 0.5	$ 0.5	$ 1.5	$ 1.4	$ 1.8	$ 1.8
Sublease rental income						$ 0.5
Minimum
Commitments And Contingencies Disclosure [Line Items]
Lease expiration date					Jan. 31, 2020
Maximum
Commitments And Contingencies Disclosure [Line Items]
Lease expiration date					Jan. 31, 2021